Stock Options and Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Warrant or Right [Line Items]
Schedule of Stock Option Activity Under Equity Incentive Plan

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2025	566,000	$1.61	2.02
Granted	3,000	3.75	8.83
Exercised	(35,013)	1.55	1.94
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at June 30, 2026	533,987	$1.63	1.57
Exercisable at June 30, 2026	253,987	$1.72	1.70

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	560,000	$1.55	2.94
Granted	6,000	7.50	9.83
Exercised	-	-	-
Forfeited	-	-	-
Cancelled or expired	-	-	-
Balance outstanding at December 31, 2025	566,000	$1.61	2.02
Exercisable at December 31, 2025	192,667	$1.74	2.17

Warrant [Member]
Class of Warrant or Right [Line Items]
Schedule of Warrant Activity

A summary of all warrant activity for the year ended December 31, 2025, is as follows:

Post-split	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Balance outstanding at December 31, 2024	49,446	$5.77	0.70
Granted	-	-	-
Exercised	-	-	-
Cancelled	-	-	-
Expired	(49,446)	5.77	-
Balance outstanding at December 31, 2025	-	$-	-
Exercisable at December 31, 2025	-	$-	-